Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000241910 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241910 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241910 | 291011104 | Emerson Electric Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241910 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241910 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241910 | 42824C109 | Hewlett Packard Enterprise Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241910 | 911312106 | United Parcel Service, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241910 | 609207105 | Mondelez International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241910 | 89832Q109 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241910 | 902973304 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241910 | MaterialsG0250X149
Holdings [Line Items]
Percent of Total Investments	89.40%
C000241910 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	10.60%
C000241910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241910 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241910 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241910 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241910 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241910 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241910 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000241910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000241910 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000241910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000241909 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241909 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241909 | 291011104 | Emerson Electric Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241909 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241909 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241909 | 42824C109 | Hewlett Packard Enterprise Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241909 | 911312106 | United Parcel Service, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241909 | 609207105 | Mondelez International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241909 | 89832Q109 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241909 | 902973304 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241909 | MaterialsG0250X149
Holdings [Line Items]
Percent of Total Investments	89.40%
C000241909 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	10.60%
C000241909 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241909 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241909 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241909 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241909 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000241909 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000241909 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000241909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000250874 | 12503M108 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250874 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250874 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250874 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250874 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250874 | 91913Y100 | Valero Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250874 | 06849F108 | Barrick Mining Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250874 | 00737L103 | Covista, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250874 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250874 | 320517105 | First Horizon Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250874 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250874 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000250874 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250874 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000250874 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000250874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250874 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000250874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000250874 | Industrials008073108
Holdings [Line Items]
Percent of Total Investments	97.60%
C000250874 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250873 | 12503M108 | Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250873 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250873 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250873 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250873 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250873 | 91913Y100 | Valero Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250873 | 06849F108 | Barrick Mining Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250873 | 00737L103 | Covista, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250873 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250873 | 320517105 | First Horizon Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250873 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250873 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000250873 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250873 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000250873 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000250873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250873 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000250873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000250873 | Industrials008073108
Holdings [Line Items]
Percent of Total Investments	97.60%
C000250873 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250877 | 901109AG3 | Tutor Perini Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250877 | 893647BS5 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250877 | 771049AA1 | ROBLOX Corp
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250877 | 28415LAA1 | Elastic NV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250877 | 92332YAD3 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250877 | 749571AG0 | RHP Hotel Properties LP / RHP Finance Corp
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250877 | 902104AC2 | Coherent Corp
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250877 | 64828TAC6 | Rithm Capital Corp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250877 | 23166MAA1 | Cushman & Wakefield US Borrower, LLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250877 | 941130AD8 | Watco Cos LLC / Watco Finance Corp
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250877 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.90%
C000250877 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000250877 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000250877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000250877 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250877 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000250877 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000250877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250877 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000250877 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000250877 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250877 | Consumer Staples01309QAB4
Holdings [Line Items]
Percent of Total Investments	96.10%
C000250878 | 901109AG3 | Tutor Perini Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250878 | 893647BS5 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250878 | 771049AA1 | ROBLOX Corp
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250878 | 28415LAA1 | Elastic NV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250878 | 92332YAD3 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250878 | 749571AG0 | RHP Hotel Properties LP / RHP Finance Corp
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250878 | 902104AC2 | Coherent Corp
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250878 | 64828TAC6 | Rithm Capital Corp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250878 | 23166MAA1 | Cushman & Wakefield US Borrower, LLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250878 | 941130AD8 | Watco Cos LLC / Watco Finance Corp
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250878 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.90%
C000250878 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000250878 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000250878 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000250878 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250878 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000250878 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000250878 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250878 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000250878 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250878 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000250878 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250878 | Consumer Staples01309QAB4
Holdings [Line Items]
Percent of Total Investments	96.10%
C000246496 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246496 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246496 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246496 | 7145056 | Eni SpA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246496 | 6656407 | Obayashi Corp
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246496 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246496 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246496 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246496 | 4557104 | GEA Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246496 | 136069101 | Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246496 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246496 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000246496 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246496 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246496 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246496 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246496 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246496 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000246496 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000246496 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000246496 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246496 | Consumer DiscretionaryBMBQDF6
Holdings [Line Items]
Percent of Total Investments	94.10%
C000246496 | Equities464288240
Holdings [Line Items]
Percent of Total Investments	3.30%
C000246497 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246497 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246497 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246497 | 7145056 | Eni SpA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246497 | 6656407 | Obayashi Corp
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246497 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246497 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246497 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246497 | 4557104 | GEA Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246497 | 136069101 | Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246497 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246497 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000246497 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246497 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246497 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246497 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246497 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246497 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000246497 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000246497 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000246497 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246497 | Consumer DiscretionaryBMBQDF6
Holdings [Line Items]
Percent of Total Investments	94.10%
C000246497 | Equities464288240
Holdings [Line Items]
Percent of Total Investments	3.30%
C000246495 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246495 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246495 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246495 | 7145056 | Eni SpA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246495 | 6656407 | Obayashi Corp
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246495 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246495 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246495 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246495 | 4557104 | GEA Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246495 | 136069101 | Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246495 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246495 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000246495 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246495 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246495 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246495 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246495 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246495 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000246495 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000246495 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000246495 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246495 | Consumer DiscretionaryBMBQDF6
Holdings [Line Items]
Percent of Total Investments	94.10%
C000246495 | Equities464288240
Holdings [Line Items]
Percent of Total Investments	3.30%
C000234854 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234854 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234854 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234854 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234854 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234854 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234854 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234854 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234854 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234854 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234854 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234854 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000234854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000234854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000234854 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000234854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000234854 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234854 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	98.40%
C000234855 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234855 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234855 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234855 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234855 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234855 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234855 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234855 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234855 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234855 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234855 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234855 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000234855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000234855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000234855 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000234855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000234855 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234855 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	98.40%
C000234853 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234853 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234853 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234853 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234853 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234853 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234853 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234853 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234853 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234853 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234853 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234853 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000234853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000234853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000234853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000234853 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000234853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000234853 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234853 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	98.40%